Note 9 - Stock-based Compensation - Nonvested Share Activity (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Unvested, shares under option (in shares)	2,984,000	0
Unvested, weighted average grant-date fair value (in dollars per share)	$ 0.95	$ 0
Granted, shares underlying options (in shares)	40,000	3,856,000	5,340,000
Granted, weighted average grant-date fair value (in dollars per share)		$ 0.95
Vested, shares under option (in shares)		(872,000)
Vested, weighted average grant-date fair value (in dollars per share)		$ 0.95
Forfeitures, shares under option (in shares)		0
Forfeitures, weighted average grant-date fair value (in dollars per share)		$ 0
Unvested, shares under option (in shares)		2,984,000	0
Unvested, weighted average grant-date fair value (in dollars per share)		$ 0.95	$ 0